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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:     028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                November 12, 2010
--------------------         ------------------           --------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               1
                                                        -----------

Form 13F Information Table Entry Total:                         77
                                                        -----------

Form 13F Information Table Value Total:                 $6,360,304
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                              Perry Corp
                                                     Form 13F Information Table
                                                  Quarter ended  September 30, 2010



                                   TITLE OF                        VALUE     SHRS OR   SH/  PUT/           OTHR
ISSUER                              CLASS              CUSIP     (X$1000)    PRN AMT   PRN  CALL  INV DISC MGR  SOLE  SHARED  NONE
-------------------------------  ----------          ---------   --------  ----------- ---  ----  -------- ---- ---- -------- ----
Airgas Inc                        COM                009363102     85,373   1,256,415  SH         Shared    1    0  1,256,415  1
Alcon Inc                         COM SHS            H01301102     55,975     335,602  SH         Shared    1    0    335,602  1
Semiconductor HLDRS TR            DEP RCPT           816636203     41,569   1,500,000  SH   PUT   Shared    1    0  1,500,000  1
ArcSight Inc                      COM                039666102     15,246     350,000  SH         Shared    1    0    350,000  1
Bank of America Corp              *W EXP 01/16/2019  060505146     11,892     907,600  SH         Shared    1    0    907,600  1
Brocade Communications
Systems                           COM NEW            111621306     41,020   7,000,000  SH         Shared    1    0  7,000,000  1
Charming Shoppes Inc              COM                161133103      7,744   2,200,000  SH         Shared    1    0  2,200,000  1
Chubb Corp                        COM                171232101     11,352     200,000  SH   PUT   Shared    1    0    200,000  1
Cirrus Logic Inc                  COM                172755100     11,385     600,000  SH         Shared    1    0    600,000  1
Cisco Systems Inc                 COM                17275R102      4,818     220,000  SH   PUT   Shared    1    0    220,000  1
Citigroup Inc                     DEP SH 1/1000      172967598        209       4,600  SH         Shared    1    0      4,600  1
Citigroup Inc                     COM                172967101    109,524  28,011,334  SH         Shared    1    0 28,011,334  1
Coinstar Inc                      COM                19259P300      4,299     100,000  SH         Shared    1    0    100,000  1
Crucell NV                        SPONSORED ADR      228769105      9,978     300,000  SH         Shared    1    0    300,000  1
Crucell NV                        SPONSORED ADR      228769105      9,978     300,000  SH   PUT   Shared    1    0    300,000  1
Dell Inc                          COM                24702R101      5,832     450,000  SH   PUT   Shared    1    0    450,000  1
Dell Inc                          COM                24702R101     21,773   1,680,000  SH         Shared    1    0  1,680,000  1
Doral Financial Corp              COM NEW            25811P886     10,029   6,041,461  SH         Shared    1    0  6,041,461  1
SPDR DOW JONES INDL
AVRG ETF                          UT SER 1           78467X109     10,791     100,000  SH   PUT   Shared    1    0    100,000  1
SPDR DOW JONES INDL
AVRG ETF                          UT SER 1           78467X109    113,845   1,055,000  SH   CALL  Shared    1    0  1,055,000  1
eBay Inc                          COM                278642103     24,400   1,000,000  SH   PUT   Shared    1    0  1,000,000  1
eBay Inc                          COM                278642103     10,370     425,000  SH         Shared    1    0    425,000  1
Endurance Specialty Holdings      SHS                G30397106    284,294   7,143,056  SH         Shared    1    0  7,143,056  1
Enzon Pharmaceuticals Inc         COM                293904108     32,484   2,890,000  SH         Shared    1    0  2,890,000  1
Exxon Mobil Corp                  COM                30231G102     10,072     163,000  SH         Shared    1    0    163,000  1
Ford Motor Co                     *W EXP 01/01/2013  345370134     20,770   1,696,900  SH         Shared    1    0  1,696,900  1
Genzyme Corp                      COM                372917104    113,070   1,597,263  SH         Shared    1    0  1,597,263  1
Genzyme Corp                      COM                372917104     28,324     400,000  SH   CALL  Shared    1    0    400,000  1
Genzyme Corp                      COM                372917104     35,395     500,000  SH   PUT   Shared    1    0    500,000  1
Globalstar Inc                    COM                378973408      3,924   2,255,428  SH         Shared    1    0  2,255,428  1
Healthspring Inc                  COM                42224N101     23,256     900,000  SH         Shared    1    0    900,000  1
Humana Inc                        COM                444859102    163,280   3,250,000  SH         Shared    1    0  3,250,000  1
ICO Global Communications
Holding Limited                   CL A               44930K108      2,649   1,615,018  SH         Shared    1    0  1,615,018  1
Integrated Device Technology Inc  COM                458118106     11,700   2,000,000  SH         Shared    1    0  2,000,000  1
Johnson & Johnson                 COM                478160104     33,510     540,835  SH         Shared    1    0    540,835  1
Kinder Morgan Energy Partners     UT LTD PARTNER     494550106     17,865     260,800  SH   PUT   Shared    1    0    260,800  1
Kraft Foods Inc                   CL A               50075N104     42,587   1,380,000  SH   PUT   Shared    1    0  1,380,000  1
Kraft Foods Inc                   CL A               50075N104      9,721     315,000  SH         Shared    1    0    315,000  1
Liberty Media Corp                INT COM SER A      53071M104     22,104   1,612,240  SH         Shared    1    0  1,612,240  1
Liz Claiborne Inc                 COM                539320101     42,523   6,993,834  SH         Shared    1    0  6,993,834  1
Mentor Graphics Corp              COM                587200106     31,710   3,000,000  SH         Shared    1    0  3,000,000  1
Microsoft Corp                    COM                594918104     47,756   1,950,000  SH         Shared    1    0  1,950,000  1
Microsoft Corp                    COM                594918104    126,858   5,180,000  SH   CALL  Shared    1    0  5,180,000  1
Motorola Inc                      COM                620076109     34,340   4,025,747  SH         Shared    1    0  4,025,747  1
ISHARES TR                        MSCI EMERG MKT     464287234     89,540   2,000,000  SH   PUT   Shared    1    0  2,000,000  1
North American Energy
Partners                          COM                656844107     37,477   4,598,466  SH         Shared    1    0  4,598,466  1
Oracle Corp                       COM                68389X105      5,907     220,000  SH   PUT   Shared    1    0    220,000  1



                                   TITLE OF                        VALUE     SHRS OR   SH/  PUT/           OTHR
ISSUER                              CLASS              CUSIP     (X$1000)    PRN AMT   PRN  CALL  INV DISC MGR  SOLE  SHARED  NONE
-------------------------------  ----------          ---------   --------  ----------- ---  ----  -------- ---- ---- -------- ----
Pacific Sunwear Of California     COM                694873100     10,460   2,000,000  SH         Shared    1    0  2,000,000  1
Petroleo Brasileiro SA Petro      SP ADR NON VTG     71654V101      5,744     175,000  SH         Shared    1    0    175,000  1
Petroleo Brasileiro SA Petro      SPONSORED ADR      71654V408     16,322     450,000  SH         Shared    1    0    450,000  1
PNC Financial Services
Group Inc.                        *W EXP 12/31/2018  693475121     15,573     300,000  SH         Shared    1    0    300,000  1
Potash Corp of Saskatchewan
Inc                               COM                73755L107    235,930   1,637,950  SH         Shared    1    0  1,637,950  1
QEP Resources Inc                 COM                74733V100     24,625     817,024  SH         Shared    1    0    817,024  1
QUALCOMM Inc                      COM                747525103     24,365     540,000  SH   PUT   Shared    1    0    540,000  1
Rite Aid Corp                     COM                767754104      6,678   7,082,000  SH         Shared    1    0  7,082,000  1
Royal Bank of Scotland
Group PLC                         ADR PFD SER P      780097762      4,741     306,857  SH         Shared    1    0    306,857  1
Royal Bank of Scotland
Group PLC                         ADR PREF SHS R     780097747      6,090     395,699  SH         Shared    1    0    395,699  1
Royal Bank of Scotland
Group PLC                         ADR PREF SER N     780097770     23,015   1,483,912  SH         Shared    1    0  1,483,912  1
Royal Bank of Scotland
Group PLC                         SP ADR PREF T      780097713     41,600   2,476,946  SH         Shared    1    0  2,476,946  1
Royal Bank of Scotland
Group PLC                         ADR PREF SHS Q     780097754     42,905   2,645,164  SH         Shared    1    0  2,645,164  1
Royal Bank of Scotland
Group PLC                         SP ADR PREF S      780097739     62,988   3,986,560  SH         Shared    1    0  3,986,560  1
Royal Bank of Scotland
Group PLC                         SP ADR PREF M      780097796     69,496   4,486,483  SH         Shared    1    0  4,486,483  1
ISHARES TR                        RUSSELL 2000       464287655     26,325     390,000  SH   CALL  Shared    1    0    390,000  1
ISHARES TR                        RUSSELL 2000       464287655    735,278  10,893,000  SH   PUT   Shared    1    0 10,893,000  1
SPDR S&P 500 ETF TR               TR UNIT            78462F103  2,270,046  19,890,000  SH   PUT   Shared    1    0 19,890,000  1
SPDR S&P 500 ETF TR               TR UNIT            78462F103    596,900   5,230,000  SH   CALL  Shared    1    0  5,230,000  1
SPDR SERIES TRUST                 S&P RETAIL ETF     78464A714     20,910     500,000  SH   PUT   Shared    1    0    500,000  1
Smart Technologies Inc            CL A SUB VTG S     83172R108     20,325   1,500,000  SH         Shared    1    0  1,500,000  1
STEC Inc                          COM                784774101      4,981     400,100  SH         Shared    1    0    400,100  1
Synaptics Inc                     COM                87157D109      8,442     300,000  SH         Shared    1    0    300,000  1
Synaptics Inc                     COM                87157D109     11,256     400,000  SH   PUT   Shared    1    0    400,000  1
TerreStar Corp                    COM                881451108      1,736   5,000,000  SH         Shared    1    0  5,000,000  1
Unisys Corp                       COM NEW            909214306     69,750   2,500,000  SH         Shared    1    0  2,500,000  1
Universal American Corp           COM                913377107    100,548   6,816,833  SH         Shared    1    0  6,816,833  1
Virgin Media Inc                  *W EXP 01/10/2011  92769L119          0      17,349  SH         Shared    1    0     17,349  1
Williams Cos Inc                  COM                969457100      7,673     401,505  SH         Shared    1    0    401,505  1
Yahoo! Inc                        COM                984332106      7,085     500,000  SH         Shared    1    0    500,000  1

                                                                6,360,304